Document and Entity Information	Apr. 09, 2021
Prospectus:
Document Type	497
Document Period End Date	Apr. 09, 2021
Entity Registrant Name	MFS SERIES TRUST XIII
Entity Central Index Key	0000356349
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 09, 2021
Document Effective Date	Apr. 09, 2021
Prospectus Date	Jun. 26, 2020
MFS® Diversified Income Fund | A
Prospectus:
Trading Symbol	DIFAX
MFS® Diversified Income Fund | C
Prospectus:
Trading Symbol	DIFCX
MFS® Diversified Income Fund | I
Prospectus:
Trading Symbol	DIFIX
MFS® Diversified Income Fund | R1
Prospectus:
Trading Symbol	DIFDX
MFS® Diversified Income Fund | R2
Prospectus:
Trading Symbol	DIFEX
MFS® Diversified Income Fund | R3
Prospectus:
Trading Symbol	DIFFX
MFS® Diversified Income Fund | R4
Prospectus:
Trading Symbol	DIFGX
MFS® Diversified Income Fund | R6
Prospectus:
Trading Symbol	DIFHX